Additional Notes - Summary of Agreements Related to Clinical Development trough Partners (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Jul. 01, 2019 EUR (€)	Nov. 01, 2018 EUR (€)	Nov. 01, 2018 USD ($)	Nov. 01, 2017 EUR (€)	Nov. 01, 2017 USD ($)	Jun. 01, 2013 EUR (€)
Clinical Agreements [Line Items]
Payments from HI-Bio	$ 500.0
Agreements Related to Clinical Development Through Partners [Member]
Clinical Agreements [Line Items]
Additional Payments			€ 3,100,000	$ 3.5	€ 16,800,000	$ 20.0	€ 423,000,000
Upfront Payment			2,100,000	2.5			€ 22,500,000
Milestone payment		€ 22,000,000			7,100,000	8.0
Clinical milestone payments		€ 16,000,000	€ 92,800,000	$ 99.0	€ 84,800,000	$ 90.5
MOR210 [Member]
Clinical Agreements [Line Items]
Upfront Payment	15.0
Constellation
Clinical Agreements [Line Items]
Upfront Payment	$ 23.0